SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principle of consolidation

Principle of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its consolidated subsidiaries, and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated upon consolidation.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired and the liabilities assumed are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred at the acquisition date over the fair values of the identifiable net assets acquired.

Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Discontinued operations

Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total noncurrent liabilities are presented separately on the consolidated balance sheets.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, provision for other receivables, estimating useful lives and impairment for intangible assets, impairment of goodwill, valuation allowance for deferred tax assets and share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

Foreign currency

The functional and reporting currency of the Company is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of the Company’s subsidiary, Mercurity Limited, is U.S. dollars. The functional currency of the Company’s HK subsidiaries, Ucon, is Hong Kong dollars (“HK dollars”). The functional currency of NBPay Investment limited is the United States dollar (“U.S. dollars”,  “US$” or “$”). The functional currency of NBPay Fintech Pte Ltd is the United States dollar (“U.S. dollars”,  “US$” or “$”). The financial records of the Group’s subsidiary and VIE located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Transactions denominated in currencies other than the respective entities’ functional currencies are re-measured into the functional currencies, in accordance with Accounting Standards Codification (“ASC”) 830 (“ASC 830”) Foreign Currency Matters, at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currencies at the exchange rates prevailing at the balance sheet date. All foreign exchange gains or losses are included in the consolidated statements of operations.

Assets and liabilities are translated to the reporting currency at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of consolidated statements of comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

The company’s accounts receivable accounting policy until December 31, 2019, prior to the adoption of the new Current Expected Credit loss (“CECL” standard)

Accounts receivable are presented in the Company’s consolidated balance sheets net of allowance for doubtful accounts. On a periodic basis, the Company evaluates the collectability of its accounts receivable and establishes an allowance for doubtful accounts based on past write-offs and collections, current credit conditions, the age of the balances and economic factors that may affect a customer’s ability to pay.

Prior to the acquisition of Unicorn, accounts receivable was all derived from the Food Supply Chain business which is classified as discontinued operations in the years ended December 31, 2018 and 2019. The provision for doubtful accounts receivable of $293,814 and reversal for doubtful accounts receivable of $43,826 were recognized for this business for the years ended December 31, 2018 and 2019.

From January 1, 2020,the company adopted the new CECL rule and recognizes its estimate of expected credit losses as an allowance to its account receivable.

The Company adopted this guidance effective January 1, 2020, with no material impact on its consolidated financial statements. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Allowance for credit losses related to the Company’s accounts receivable was zero as of December 31, 2020. Changes in the allowance for credit losses are recognized in general and administrative expenses. Accounts receivable are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

Impairment of goodwill

Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has determined to perform the annual impairment tests on December 31 of each year. Prior to the acquisition of Mercurity Limited, goodwill was attributable to the Food Supply Chain business which is classified as discontinued operation in the year ended December 31 2018. The impairment loss of $105,818,351 was recognized for this business for the year ended December 31, 2018. The goodwill as of December 31, 2020 was attributable solely to the Mercurity Limited and NBPay business and no impairment loss was recognized for the year ended December 31, 2020.

Revenue recognition

Revenue recognition

The Group generates revenues primarily from a fixed-price short-term and long-term contract involving the design, development, creation, testing, installation, configuration, integration and customization of fully operational software based on blockchain technologies and from providing related services.

On January 1, 2019, the Group adopted ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2019.

Under ASC 606, an entity recognizes revenue as the Group satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

For software development, the Group recognizes revenue over time as the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The Group generally recognizes revenue using an input method with revenue amounts being recognized proportionately as costs are incurred relative to the total expected costs to satisfy the performance obligation. The Group believes that costs incurred as a portion of total estimated costs is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work effort.

Service other than those associated with the design, development, creation, testing, installation, configuration, integration and customization of fully operational software. It may be a service performance obligation, which is distinct from performance obligation for software development. Our services are provided to customers for a fixed amount over the contract service period and revenue is recognized on a straight-line basis over the term of the contract.

The Group does not disclose the value of unsatisfied performance obligations as the Group’s revenue contract is with an original expected length of one year or less.

Cost of revenue	Cost of revenue Cost of revenues is payroll of technical personnel.
Operating leases

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the consolidated statements of operations.

Income taxes

Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies the provision of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based payments

Share-based payments

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. In the second quarter of 2017, the Company elected to early adopt ASU No. 2016-09, Compensation Stock Compensation (Topic 718): Improvement to Employee Share based Payment Accounting, to account for forfeitures as they occur. The cumulative-effect adjustment to accumulated deficits was $nil as a result of the adoption of ASU 2016-09.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Group measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net loss per share

Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the stock options and restricted share units is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from operations, as their effect would be anti-dilutive.

In accordance with ASC Topic 260, Earnings per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted loss per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end.

For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted loss per share calculation if the effect is more dilutive. For the contracts that may be settled in ordinary shares or in cash at the election of the counterparty, the more dilutive option of cash or share settlement is used for the purposes of diluted loss per share calculation, pursuant to which share settlement requires the number of shares that would be required to settle the contract be included in the denominator whereas cash settlement requires an adjustment to be made to the numerator for any changes in income or loss that would result as if the contract had been classified as an asset or a liability for accounting purposes during the period for a contract that is classified as equity for accounting purposes, if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive gain (loss) is reported in the consolidated statements of comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

Segment reporting

Segment reporting

The Group follows ASC 280, Segment Reporting. The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of design, development, creation, testing, installation, configuration, integration and customization of making fully operational software based on blockchain technologies and related services. The Group’s revenues are derived from British Virgin Islands and Asia pacific regions, no geographical segments are presented.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 - inputs are based upon quoted prices for instruments traded in active markets.

Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

Fair value of financial instruments

Fair value of financial instruments

Financial instruments include cash and cash equivalents, amounts due from a related party and accounts receivable. The carrying values of cash, amounts due from a related party and accounts receivable approximate their fair values reported in the consolidated balance sheets due to the short-term maturities.

Financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities and goodwill based on Level 3 inputs in connection with business acquisitions.

Recent accounting pronouncements

Recent accounting pronouncements

As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an “emerging growth company” (“EGC”) pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. We will take advantage of the extended transition period.

In February 2016, the FASB issued ASU2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing a right-of-use asset and a lease liability for all leases with terms longer than 12 months. Leases will be classified as either operating or financing. The definition of a lease has been revised when an arrangement conveys the right to control the use of the identified asset under the arrangement which may result in changes to the classification of an arrangement as a lease. The ASU expands the disclosure requirements of lease arrangements. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period, for public business entities. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. In January 2018, the FASB issued an update that permits an entity to elect an optional transition practical expedient to not evaluate land easements that existed or expired before the entity’s adoption of the new standard and that were not previously accounted for as leases. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. In July 2018, the FASB issued an update, which provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented. The new standard becomes effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The standard requires a modified retrospective adoption, with early adoption permitted. The Company is currently evaluating the impact of adopting this new guidance on its consolidated financial statements. The Group as an EGC has elected to adopt the new lease standard as of the effective date applicable to nonissuers and will implement the new lease standard on January 1, 2021 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In addition, the Group will elect the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. The Group is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. As of December 31, 2020, the Group has US$10,958 of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see note 17).

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. As amended in ASU 2018-19, for companies that file under private company guidelines, this ASU will take effect for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group as an EGC has elected to adopt the new ASU as of the effective date applicable to nonissuers and will implement the new ASU on January 1, 2023 using the modified retrospective method. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January 2017, the FASB issued ASU 2017-04, ASC Topic 350 “Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment.” The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The standard will become effective for fiscal years beginning after December 15, 2022 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for us beginning after January 1, 2020 including interim periods within the year. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. We do not expect the amendments of this guidance to have a material impact on our consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities: The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments are also effective for private entities with fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021.All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. ASU 2019-12 removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We early adopted ASU 2019-12 in the fourth quarter of 2020. The impact of adoption of this standard on our consolidated financial statements, including accounting policies, processes, and systems, was not material.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which clarifies the interaction between the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. Effective January 1, 2021, we adopted this standard on a prospective basis. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements, including accounting policies, processes, and systems.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. Under ASU 2020-06, the embedded conversion features are no longer separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost, as long as no other features require bifurcation and recognition as derivatives. The new guidance also requires the if-converted method to be applied for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires using either a modified retrospective or a full retrospective approach. Effective January 1, 2021, we early adopted ASU 2020-06 using the modified retrospective approach. The impact of adoption of this standard on our consolidated financial statements, including accounting policies, process, and systems, was nil.